Schedule of Notional Amounts of Foreign Currency Forward Contracts (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of foreign currency forward contracts - not designated as hedges	$ 258	$ 280	$ 362
Notional amount of foreign currency forward contracts - designated as hedges	$ 105	$ 79	$ 71